LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	$ 6,227	$ 5,989
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	3,513	1,972
Residential Real Estate One To Four Family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	5,767	5,764
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	3,513	1,945
Non residential real estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	384	167
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	47	40
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	29	18
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 27